Report Of The Directors Financial Review Capital Report - Capital narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Report Of The Directors Financial Review Capital Report [Abstract]
CET1 ratio	14.70%	14.00%
Increase (decrease) in common equity tier one capital	$ 2,900
Increase in common equity tier one capital from profits	6,000
Increase in common equity tier one capital from intangible asset deduction	4,900
Goodwill impairment	7,349	$ 0	$ 0
Increase in common equity tier one capital from FVOCI reserve	1,500
Increase in common equity tier one capital from foreign currency translation differences	1,000
Decrease in common equity tier one capital from dividends and scrip	9,000
Decrease in common equity tier one capital from share buy-backs	1,000
Decrease in common equity tier one capital from excess expected loss deduction	$ 700
Pillar 2A requirement, percentage of risk weighted assets	3.00%
Pillar 2A requirement, risk weighted assets, percentage met by CET1	1.70%